Reconciliation of Financial Statements to Form 5500 (Details) - Bank First Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of net assets available for benefits
Net assets available for benefits per the financial statements	$ 73,520,683	$ 67,946,629
Common collective fund valued at net asset value per the financial statements and fair value per the Form 5500	(32,496)	(80,452)
NET ASSETS AVAILABLE FOR BENEFITS PER FORM 5500	73,488,187	$ 67,866,177
Reconciliation of the change in net assets available for plan benefits
Change in net assets available for benefits per the financial statements	5,574,054
Change in differential between net asset value and fair value of common collective fund	47,956
CHANGE IN NET ASSETS AVAILABLE FOR BENEFITS PER FORM 5500	$ 5,622,010